[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT
                                DECEMBER 31, 2001

                             CREDIT SUISSE TRUST --
                          INTERNATIONAL FOCUS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002
Dear Shareholder:

     For the 12 months ended December 31, 2001, Credit Suisse Trust -- International Focus Portfolio(1) (the "Portfolio") had a loss of 22.27%, vs. a loss of 19.50% for the Morgan Stanley Capital International All Country World Free Excluding the U.S. Index.(2)

     The world's equity markets suffered sizable losses in the period, hurt by a slowing global economy and a flow of profit disappointments. Performance was negative across virtually all regions. Europe suffered across-the-board losses, while Japan struggled amid growing pessimism regarding its economy and the pace of internal financial reforms. Emerging markets generally had losses, although the group had its share of winners (e.g., South Korea).

     The last few months of the period merit special commentary. Stocks plummeted in the weeks following the atrocities of September 11, though they began to rebound and had a solid fourth quarter. We largely attribute the rally to the tremendous amount of liquidity injected into the global financial system as the world's central banks sought to revive growth. Success on the war front also helped support investor confidence.

     The Portfolio had a loss for the period, hurt by the decline in international equity markets and by weakness in specific holdings, for example certain of its technology and industrial-type stocks. Relatively good performers for the Portfolio included specific consumer companies.

     With two years of poor stock-market performance behind us, what does the future hold? Our view is that the global macroeconomic picture appears to be improving from a fairly low level. Leading economic indicators, commodity prices and significant interest-rate cuts across Europe, North America and parts of Asia should probably support some level of economic improvement in 2002. What remains unclear to us is the strength of any recovery. Given this uncertainty, our strategy has been to focus on stock valuations while monitoring recovery potential.

     In this context, we added a number of "old-economy" cyclicals to the Portfolio in the period that we deemed attractive. Our purchases included a South Korean petrochemical company, a Japanese shipping company and a French industrial company. However, we continued to be slightly underweighted in technology, despite its highly cyclical nature in many cases. We have found it increasingly difficult to identify value in technology companies. With the recent surge in technology shares, equity markets appear to be implying that the world will recover in 2002, but that the technology sector will likely be the only significant beneficiary. We feel otherwise, and have been finding what we consider to be better opportunities outside of the technology universe.

     One area of our investment universe that continues to look very attractive to us is Non-Japan Asia. South Korea, Taiwan and Singapore all have very high net export ratios, and are therefore very sensitive to a pickup in global activity. Our industry analysis continues to favor financial, steel, chemical and technology companies in these countries, based on relative valuations and generally higher returns on equity. While we continue to analyze businesses in other emerging economies, we prefer Asia at this point.

     To be sure, within Japan itself, many industries could benefit from a global recovery, and many companies are becoming more competitive due to a recent weakness in the yen. As we seek investment opportunities there, we intend to focus on export-oriented companies, which could participate in a global recovery, even if domestic Japan continues to struggle. Overall, we remain modestly underweighted in Japan, with no bank holdings and little exposure to the domestic economy.

     Our outlook for Europe has become more constructive. While the European economy could well lag a U.S. led recovery (it has often lagged the U.S. by at least four months), investors in our view could desire to be "early," reacting positively to any improvement in U.S. figures. Overall, we added to our European holdings late in the period, emphasizing certain financial, health-care, media and industrial companies. We believe that valuations across Europe are reasonable, but not cheap. We expect stock picking, as opposed to sector selection, to be a key determinant of our success over the next 12 months.

Vincent J. McBride          Nancy Nierman               P.Nicholas Edwards
Co-Portfolio Manager        Co-Portfolio Manager        Co-Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE RISKS OF INTERNATIONAL INVESTING ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE PORTFOLIO'S FIFTEEN LARGEST HOLDINGS MAY ACCOUNT FOR 45% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO, THE MSCI ALL COUNTRY WORLD FREE EXCLUDING THE U.S. INDEX AND THE MSCI ALL COUNTRY WORLD EXCLUDING THE U.S. INDEX FROM INCEPTION (6/30/95) AND AT EACH MONTH END. (UNAUDITED)]

           CREDIT SUISSE TRUST --      MSCI ALL COUNTRY
           INTERNATIONAL FOCUS          WORLD FREE EX         MSCI ALL COUNTRY
              PORTFOLIO(1)               US INDEX(2)        WORLD EX US INDEX(3)
 6/95          $  10,000                   $  10,000             $   9,861
 7/95          $  10,270                   $  10,567             $  10,398
 8/95          $  10,490                   $  10,201             $  10,029
 9/95          $  10,590                   $  10,375             $  10,214
10/95          $  10,320                   $  10,098             $   9,943
11/95          $  10,480                   $  10,335             $  10,151
12/95          $  10,730                   $  10,744             $  10,546
 1/96          $  11,082                   $  10,892             $  10,664
 2/96          $  11,042                   $  10,892             $  10,665
 3/96          $  11,344                   $  11,095             $  10,873
 4/96          $  11,898                   $  11,431             $  11,259
 5/96          $  11,657                   $  11,259             $  11,071
 6/96          $  11,798                   $  11,317             $  11,137
 7/96          $  11,163                   $  10,941             $  10,755
 8/96          $  11,254                   $  11,005             $  10,816
 9/96          $  11,485                   $  11,278             $  11,082
10/96          $  11,334                   $  11,165             $  10,968
11/96          $  11,777                   $  11,596             $  11,384
12/96          $  11,801                   $  11,461             $  11,247
 1/97          $  11,832                   $  11,251             $  11,049
 2/97          $  12,027                   $  11,457             $  11,257
 3/97          $  11,955                   $  11,433             $  11,238
 4/97          $  12,212                   $  11,530             $  11,341
 5/97          $  13,045                   $  12,241             $  12,026
 6/97          $  13,569                   $  12,917             $  12,696
 7/97          $  13,908                   $  13,178             $  12,956
 8/97          $  12,778                   $  12,142             $  11,966
 9/97          $  13,363                   $  12,799             $  12,571
10/97          $  11,965                   $  11,709             $  11,466
11/97          $  11,657                   $  11,562             $  11,319
12/97          $  11,535                   $  11,695             $  11,440
 1/98          $  11,678                   $  12,045             $  11,780
 2/98          $  12,480                   $  12,849             $  12,582
 3/98          $  13,173                   $  13,293             $  13,007
 4/98          $  13,481                   $  13,388             $  13,087
 5/98          $  13,426                   $  13,145             $  12,833
 6/98          $  13,063                   $  13,096             $  12,776
 7/98          $  13,283                   $  13,220             $  12,899
 8/98          $  11,370                   $  11,356             $  11,075
 9/98          $  10,853                   $  11,116             $  10,847
10/98          $  11,469                   $  12,281             $  11,983
11/98          $  12,041                   $  12,940             $  12,625
12/98          $  12,151                   $  13,386             $  13,052
 1/99          $  12,207                   $  13,372             $  13,039
 2/99          $  11,831                   $  13,072             $  12,762
 3/99          $  12,295                   $  13,704             $  13,391
 4/99          $  12,561                   $  14,389             $  14,075
 5/99          $  12,008                   $  13,713             $  13,437
 6/99          $  12,992                   $  14,343             $  14,088
 7/99          $  13,710                   $  14,680             $  14,388
 8/99          $  13,909                   $  14,731             $  14,470
 9/99          $  14,120                   $  14,830             $  14,547
10/99          $  14,816                   $  15,382             $  15,097
11/99          $  16,596                   $  15,997             $  15,695
12/99          $  18,644                   $  17,523             $  17,202
 1/00          $  17,829                   $  16,572             $  16,328
 2/00          $  19,079                   $  17,020             $  16,765
 3/00          $  18,566                   $  17,660             $  17,390
 4/00          $  16,958                   $  16,675             $  16,403
 5/00          $  16,400                   $  16,248             $  15,999
 6/00          $  17,014                   $  16,940             $  16,672
 7/00          $  16,121                   $  16,271             $  16,016
 8/00          $  16,601                   $  16,472             $  16,210
 9/00          $  15,384                   $  15,558             $  15,299
10/00          $  14,357                   $  15,064             $  14,801
11/00          $  13,453                   $  14,388             $  14,136
12/00          $  13,816                   $  14,880             $  14,615
 1/01          $  14,022                   $  15,103             $  14,846
 2/01          $  12,631                   $  13,907             $  13,672
 3/01          $  11,563                   $  12,924             $  12,708
 4/01          $  12,103                   $  13,803             $  13,565
 5/01          $  11,807                   $  13,422             $  13,190
 6/01          $  11,614                   $  12,907             $  12,685
 7/01          $  11,421                   $  12,620             $  12,398
 8/01          $  11,099                   $  12,307             $  12,091
 9/01          $   9,863                   $  11,001             $  10,804
10/01          $  10,121                   $  11,309             $  11,109
11/01          $  10,545                   $  11,826
12/01          $  10,739                   $  11,979

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/01

1 YEAR                          (22.27%)

3 YEAR                           (4.04%)

5 YEAR                           (1.87%)

FROM INCEPTION (6/30/95)         (1.10%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

----------
(1) Name changed from Warburg Pincus Trust -- International Equity Portfolio effective December 12, 2001.
(2) The Morgan Stanley Capital International All Country World Free Excluding the U.S. Index is a market-capitalization-weighted index of companies listed on stock exchanges outside of the United States. The Free Index reflects investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. Investors cannot invest directly in an index.
(3) The Morgan Stanely Capital International All Country World Excluding the U.S. Index is a market-capitalization-weighted index of companies listed on stock exchanges outside of the United States. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                                  ---------       -----------
COMMON STOCKS (93.6%)
AUSTRALIA (0.8%)
BANKS (0.8%)
    National Australia Bank, Ltd.                                    68,600      $  1,118,780
                                                                                 ------------
TOTAL AUSTRALIA                                                                     1,118,780

CANADA (1.5%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.4%)
    AXXENT, Inc. Class B(1),(2),(3)                                 601,100                 0
    BCE, Inc.                                                        94,300         2,127,312
                                                                                 ------------
                                                                                    2,127,312
                                                                                 ------------
INTERNET SOFTWARE & Services (0.1%)
    Wysdom, Inc.(1),(3)                                             504,000           156,240
                                                                                 ------------
TOTAL CANADA                                                                        2,283,552
                                                                                 ------------

CHINA (0.8%)
CHEMICALS (0.8%)
    Aluminum Corporation of China, Ltd.(1)                        6,650,000         1,159,807
                                                                                 ------------
TOTAL CHINA                                                                         1,159,807
                                                                                 ------------
DENMARK (3.5%)
COMMERCIAL SERVICES & SUPPLIES (1.5%)
    ISS A/S(1)                                                       43,800         2,155,798
                                                                                 ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.0%)
    TDC A/S                                                          83,100         2,960,603
                                                                                 ------------
TOTAL DENMARK                                                                       5,116,401
                                                                                 ------------
FRANCE (14.0%)
AUTO COMPONENTS (1.9%)
    Compagnie Generale des Etablissements Michelin Class B           84,504         2,787,657
                                                                                 ------------
BANKS (2.8%)
    BNP Paribas SA                                                   46,085         4,123,818
                                                                                 ------------
CONSTRUCTION & ENGINEERING (1.6%)
    Vinci                                                            40,600         2,380,431
                                                                                 ------------
ELECTRICAL EQUIPMENT (2.6%)
    Alstom                                                          158,000         1,757,087
    Schneider Electric SA                                            43,594         2,096,015
                                                                                 ------------
                                                                                    3,853,102
                                                                                 ------------
ENERGY EQUIPMENT & SERVICES (1.6%)
    Technip-Coflexip SA                                              17,220         2,299,843
                                                                                 ------------
MEDIA (1.3%)
    Havas Advertising SA                                            271,700         1,966,772
                                                                                 ------------
METALS & MINING (2.2%)
    Pechiney SA Class A                                              62,898         3,242,569
                                                                                 ------------
TOTAL FRANCE                                                                       20,654,192
                                                                                 ------------

                 See Accompanying Notes to Financial Statements

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                                  ---------       -----------
GERMANY (4.1%)
INSURANCE (2.3%)

    Muenchener Rueckversicherungs-Gesellschaft AG                    12,500      $  3,394,005
                                                                                 ------------
MULTI-UTILITIES (1.8%)
    RWE AG                                                           72,900         2,739,137
                                                                                 ------------
TOTAL GERMANY                                                                       6,133,142
                                                                                 ------------
HONG KONG (0.0%)
REAL ESTATE (0.0%)
    Hongkong Land Holdings, Ltd.                                          7                13
                                                                                 ------------
TOTAL HONG KONG                                                                            13
                                                                                 ------------
ITALY (1.1%)
INSURANCE (1.1%)
    Riunione Adriatica di Sicurta SpA                               138,300         1,629,131
                                                                                 ------------
TOTAL ITALY                                                                         1,629,131
                                                                                 ------------
JAPAN (15.6%)
CHEMICALS (1.6%)
    Asahi Kasei Corp.                                               687,000         2,411,262
                                                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (3.2%)
    Nintendo Co., Ltd.(1)                                            14,020         2,455,052
    Sega Corp.(1)                                                   116,600         2,326,484
                                                                                 ------------
                                                                                    4,781,536
                                                                                 ------------
MACHINERY (1.1%)
    Fanuc, Ltd.                                                      38,600         1,643,431
                                                                                 ------------
MARINE (1.7%)
    Nippon Yusen Kabushiki Kaisha                                   812,000         2,447,276
                                                                                 ------------
OFFICE ELECTRONICS (1.8%)
    Canon, Inc.                                                      76,000         2,615,291
                                                                                 ------------
PHARMACEUTICALS (2.0%)
    Takeda Chemical Industries, Ltd.                                 66,000         2,986,266
                                                                                 ------------
REAL ESTATE (0.8%)
    Mitsui Fudosan Co., Ltd.                                        150,000         1,144,514
                                                                                 ------------
SPECIALTY RETAIL (1.1%)
    Yamada Denki Co., Ltd                                            22,900         1,607,508
                                                                                 ------------
WIRELESS TELECOMMUNICATIONS SERVICES (2.3%)
    NTT DoCoMo, Inc.                                                    286         3,360,599
                                                                                 ------------
TOTAL JAPAN                                                                        22,997,683
                                                                                 ------------
MEXICO (1.8%)
MEDIA (1.8%)
    Grupo Televisa SA de CV GDR(1)                                   62,100         2,681,478
                                                                                 ------------
TOTAL MEXICO                                                                        2,681,478
                                                                                 ------------

                 See Accompanying Notes to Financial Statements

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                                  ---------       -----------
NETHERLANDS (7.2%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.5%)
    Koninklijke (Royal) KPN NV                                      442,400      $  2,249,184
                                                                                 ------------
FOOD & DRUG RETAILING (2.3%)
    Koninklijke Ahold NV(1)                                         114,717         3,337,980
                                                                                 ------------
HOUSEHOLD DURABLES (2.3%)
    Koninklijke (Royal) Philips Electronics NV                      115,800         3,441,666
                                                                                 ------------
OIL & GAS (1.1%)
    Royal Dutch Petroleum Co.                                        33,600         1,702,258
                                                                                 ------------
TOTAL NETHERLANDS                                                                  10,731,088
                                                                                 ------------
NORWAY (2.6%)
BANKS (2.6%)
    Den Norske Bank ASA                                             859,120         3,869,703
                                                                                 ------------
TOTAL NORWAY                                                                        3,869,703
                                                                                 ------------
SINGAPORE (3.7%)
BANKS (1.3%)
    United Overseas Bank, Ltd.                                      280,817         1,931,425
                                                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Flextronics International, Ltd.(1)                               64,100         1,537,759
                                                                                 ------------
MARINE (1.4%)
    Neptune Orient Lines, Ltd.(1)                                 3,811,022         2,001,999
                                                                                 ------------
TOTAL SINGAPORE                                                                     5,471,183
                                                                                 ------------
SOUTH KOREA (7.0%)
BANKS (1.6%)
    Kookmin Bank                                                     64,448         2,443,479
                                                                                 ------------
CHEMICALS (1.4%)
    LG Chem, Ltd.(1)                                                126,200         2,089,722
                                                                                 ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.8%)
    Korea Telecom Corp. ADR(1)                                      128,000         2,602,240
                                                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
    Samsung Electronics Co.                                          15,100         3,207,385
                                                                                 ------------
TOTAL SOUTH KOREA                                                                  10,342,826
                                                                                 ------------
SWEDEN (0.7%)
AUTO COMPONENTS (0.6%)
    Autoliv, Inc.                                                    41,000           820,806
                                                                                 ------------
MACHINERY (0.1%)
    SKF AB Series B                                                   7,200           141,396
                                                                                 ------------
TOTAL SWEDEN                                                                          962,202
                                                                                 ------------

                 See Accompanying Notes to Financial Statements

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                                  ---------       -----------
SWITZERLAND (2.6%)
BANKS (2.6%)
    UBS AG                                                           75,620      $  3,816,777
                                                                                 ------------
TOTAL SWITZERLAND                                                                   3,816,777
                                                                                 ------------
TAIWAN (5.1%)
COMPUTERS & PERIPHERALS (1.6%)
    Asustek Computer, Inc.                                          548,000         2,396,225
                                                                                 ------------
METALS & MINING (1.4%)
    China Steel Corp.                                             5,347,000         2,085,924
                                                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.1%)
    Taiwan Semiconductor Manufacturing Co.(1)                             1                 3
    United Microelectronics Corp.                                 2,162,850         3,152,479
                                                                                 ------------
                                                                                    3,152,482
                                                                                 ------------
TOTAL TAIWAN                                                                        7,634,631
                                                                                 ------------
UNITED KINGDOM (20.4%)
AEROSPACE & DEFENSE (1.9%)
    BAE Systems PLC                                                 612,669         2,759,770
                                                                                 ------------
BANKS (2.5%)
    Lloyds TSB Group PLC                                            191,524         2,079,449
    Royal Bank of Scotland Group PLC                                 69,000         1,679,081
                                                                                 ------------
                                                                                    3,758,530
                                                                                 ------------
ELECTRIC UTILITIES (2.3%)
    Scottish Power PLC                                              605,300         3,347,654
                                                                                 ------------
INDUSTRIAL CONGLOMERATES (1.8%)
    Smith Industries PLC                                            263,500         2,596,304
                                                                                 ------------
INSURANCE (2.1%)
    Friends Provident PLC(1)                                      1,078,200         3,138,453
                                                                                 ------------
MEDIA (0.7%)
    Emi Group PLC                                                   207,591         1,078,606
                                                                                 ------------
OIL & GAS (2.1%)
    BG Group PLC                                                    757,600         3,087,339
                                                                                 ------------
PHARMACEUTICALS (4.3%)
    AstraZeneca PLC                                                  58,500         2,637,689
    GlaxoSmithKline PLC                                             148,993         3,736,263
                                                                                 ------------
                                                                                    6,373,952
                                                                                 ------------
ROAD & RAIL (1.1%)
    Firstgroup PLC                                                  367,600         1,572,929
                                                                                 ------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.6%)
    Vodafone Group PLC                                              886,293         2,318,636
                                                                                 ------------
TOTAL UNITED KINGDOM                                                               30,032,173
                                                                                 ------------

                 See Accompanying Notes to Financial Statements

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                                  ---------       -----------

UNITED STATES (1.1%)
ELECTRICAL EQUIPMENT (1.1%)
    Comverse Technology, Inc.(1)                                     73,800      $  1,650,906
                                                                                 ------------
TOTAL COMMON STOCKS (Cost $148,624,064)                                           138,285,668
                                                                                 ------------
                                                                   PAR
                                                                  (000)
                                                                  -----
SHORT-TERM INVESTMENT (7.8%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.50%,
    1/02/02 (Cost $11,545,000)                                    $  11,545        11,545,000
                                                                                 ------------
TOTAL INVESTMENTS AT VALUE (101.4%) (Cost $160,169,064(4))                        149,830,668

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)                                      (2,105,224)
                                                                                 ------------
NET ASSETS (100.0%)                                                              $147,725,444
                                                                                 ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

----------
(1)    Non-income producing security.
(2)    Defaulted.
(3) Illiquid security that is restricted as to resale; security is valued in good faith by management and approved by the Board of Trustees.
(4)    Cost for federal income tax purposes is $164,723,161.

                See Accompanying Notes to Financial Statements.

CREDIT SUSSIE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
    Investments at value (Cost $160,169,064)                                   $ 149,830,668
    Cash                                                                                 876
    Foreign currency (Cost $7,310,508)                                             7,251,130
    Receivable for investments sold                                                1,312,986
    Unrealized appreciation on forward currency contracts                            794,068
    Dividend, interest and reclaim receivable                                        400,771
    Receivable for fund shares sold                                                   68,283
    Prepaid expenses and other assets                                                  7,653
                                                                               -------------
      Total Assets                                                               159,666,435
                                                                               -------------
LIABILITIES
    Advisory fee payable                                                             212,554
    Administrative services fee payable                                               39,948
    Payable for fund shares redeemed                                               8,276,546
    Payable for investments purchased                                              3,334,603
    Payable for foreign taxes                                                          2,291
    Other accrued expenses payable                                                    75,049
                                                                               -------------
      Total Liabilities                                                           11,940,991
                                                                               -------------
NET ASSETS
    Capital stock, $0.001 par value                                                   17,714
    Paid-in capital                                                              260,691,063
    Accumulated net realized loss from investments and foreign
     currency transactions                                                      (103,377,673)
    Net unrealized depreciation from investments and foreign
     currency translations                                                        (9,605,660)
                                                                               -------------
      Net Assets                                                               $ 147,725,444
                                                                               =============
    Shares outstanding                                                            17,713,889
                                                                               -------------
    Net asset value, offering price and redemption price per share             $        8.34
                                                                               =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME
    Dividends                                                                              $   5,485,116
    Interest                                                                                   1,487,686
    Foreign taxes withheld                                                                      (679,450)
                                                                                           -------------
      Total investment income                                                                  6,293,352
                                                                                           -------------
EXPENSES
    Investment advisory fees                                                                   3,835,797
    Administrative services fees                                                                 711,559
    Custodian fees                                                                               224,023
    Printing fees                                                                                 99,121
    Audit fees                                                                                    30,524
    Legal fees                                                                                    26,624
    Interest expense                                                                              25,390
    Insurance expense                                                                             13,170
    Transfer agent fees                                                                           11,844
    Trustees fees                                                                                  3,803
    Miscellaneous expense                                                                         10,607
                                                                                           -------------
      Total expenses                                                                           4,992,462
    Less: transfer agent offsets                                                                 (10,715)
                                                                                           -------------
      Net expenses                                                                             4,981,747
                                                                                           -------------
       Net investment income                                                                   1,311,605
                                                                                           -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                       (97,438,793)(1)
    Net realized gain from foreign currency transactions                                         174,097
    Net change in unrealized appreciation (depreciation) from investments                        948,364
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                               725,875
                                                                                           -------------
    Net realized and unrealized loss from investments and foreign currency related items     (95,590,457)
                                                                                           -------------
    Net decrease in net assets resulting from operations                                   $ (94,278,852)
                                                                                           =============

----------

(1) On December 14, 2001, the Portfolio had a redemption in-kind with total proceeds in the amount of $167,192,863. The net realized gain on the transaction of $2,248,348 will not be realized for tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR        FOR THE YEAR
                                                                               ENDED               ENDED
                                                                         DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                         -----------------   -----------------
  FROM OPERATIONS
  Net investment income                                                    $    1,311,605     $     3,338,511
  Net realized gain (loss) from investments and foreign
   currency transactions                                                      (97,264,696)         39,388,951
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                                1,674,239        (193,603,394)
                                                                           --------------     ---------------
   Net decrease in net assets resulting from operations                       (94,278,852)       (150,875,932)
                                                                           --------------     ---------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                 --          (3,216,225)
  Distributions from net realized gains                                                --         (61,618,854)
  Return of capital                                                                    --            (239,657)
                                                                           --------------     ---------------
   Net decrease in net assets from dividends and distributions                         --         (65,074,736)
                                                                           --------------     ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                              2,027,824,381       2,002,834,057
  Reinvestment of dividends and distributions                                          --          65,066,500
  Net asset value of shares redeemed                                       (2,259,069,239)(1)  (1,989,248,121)
                                                                           --------------     ---------------
   Net increase (decrease) in net assets from capital share transactions     (231,244,858)         78,652,436
                                                                           --------------     ---------------
  Net decrease in net assets                                                 (325,523,710)       (137,298,232)

NET ASSETS
  Beginning of year                                                           473,249,154         610,547,386
                                                                           --------------     ---------------
  End of year                                                              $  147,725,444     $   473,249,154
                                                                           ==============     ===============

----------
(1) Includes redemption of $167,192,863 as a result of redemption in-kind on December 14, 2001.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------------------
                                                          2001         2000       1999(1)        1998        1997(1)
                                                      ----------- ------------ ------------ ------------ -----------
PER SHARE DATA
  Net asset value, beginning of period                 $    10.73   $    16.70   $    10.99   $    10.49   $    11.48
                                                      -----------  -----------  -----------  -----------  -----------
INVESTMENT OPERATIONS
  Net investment income                                      0.05         0.10         0.08         0.08         0.10
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                          (2.44)       (4.42)        5.78         0.48        (0.37)
                                                       ----------   ----------   ----------   ----------   ----------
      Total from investment operations                      (2.39)       (4.32)        5.86         0.56        (0.27)
                                                       ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --        (0.08)       (0.15)       (0.05)       (0.01)
  Distributions from net realized gains                        --        (1.56)          --        (0.01)       (0.71)
  Return of capital                                            --        (0.01)          --           --           --
                                                       ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                        --        (1.65)       (0.15)       (0.06)       (0.72)
                                                       ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                         $     8.34   $    10.73   $    16.70   $    10.99   $    10.49
                                                       ==========   ==========   ==========   ==========   ==========

      Total return                                         (22.27)%     (25.90)%      53.43%        5.35%       (2.26)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)             $  147,725   $  473,249   $  610,547   $  360,124   $  347,229
    Ratio of expenses to average net assets(2)               1.30%        1.31%        1.33%        1.33%        1.36%
    Ratio of net investment income to average
      net assets                                             0.34%        0.57%        0.63%        0.68%        0.66%
  Portfolio turnover rate                                     166%         112%         145%         105%          79%

----------
(1) Certain dividend and distribution amounts have been reclassified to conform to the current year presentation.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, .00%, and .01% for each of the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements were 1.30%, 1.29%, 1.32%, 1.33% and 1.35% for each of the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the International Focus Portfolio, formerly the International Equity Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

     A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid prices, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2001, the Portfolio had the following open forward foreign currency contracts:

                                         EXPIRATION     FOREIGN CURRENCY        CONTRACT      CONTRACT      UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT          DATE           TO BE SOLD             AMOUNT        VALUE           GAIN
---------------------------------        ----------     ----------------        --------      --------      ----------
       Japanese Yen                      1/11/02         571,000,000            $ 4,762,026  $ 4,359,398     $402,628
       Japanese Yen                      1/11/02         809,000,000              6,567,891    6,176,451      391,440
                                                                                -----------  -----------     --------
                                                                                $11,329,917  $10,535,849     $794,068
                                                                                ===========  ===========     ========

     I) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

     The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the year ended December 31, 2001, investment advisory fees earned were $3,835,797.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2001, administrative services fees earned by CSAMSI were $383,580.

     For its administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                 ANNUAL RATE
           ------------------------                 -----------
           First $500 million              .11% of average daily net assets
           Next $1 billion                 .09% of average daily net assets
           Over $1.5 billion               .07% of average daily net assets

     Effective February 5, 2001, for its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                 ANNUAL RATE
           ------------------------                 -----------
           First $500 million              .08% of average daily net assets
           Next $1 billion                 .07% of average daily net assets
           Over $1.5 billion               .06% of average daily net assets

     For the year ended December 31, 2001, administrative service fees earned by PFPC (including out of pocket expenses) were $327,979.

     In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the year ended December 31, 2001, the Portfolio received credits or reimbursements of $10,715 under this arrangement.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the year ended December 31, 2001, Merrill was paid $41,953 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

     Through June 19, 2001, the Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 20, 2001, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At December 31, 2001, there were no loans outstanding under either the New Credit Facility or the Prior Credit Facility.

     During the year ended December 31, 2001, the Portfolio had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           ------------          ---------------          ----------------
             $427,241                4.617%                  $27,115,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were $564,443,063 and $754,675,038, respectively.

NOTE 5. RESTRICTED SECURITIES

     Certain investments of the Portfolio are restricted as to resale, are not readily marketable, and are valued as determined by or under the direction of the Board in good faith, at fair value. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material. The table below shows the acquisition dates, aggregate cost, fair value as of December 31, 2001 and percent of net assets which the securities represent.

                                                              FAIR
                             ACQUISITION                     MARKET        PERCENTAGE
    SECURITY DESCRIPTION       DATES            COST         VALUE        OF NET ASSETS
    --------------------     -----------        ----         ------       -------------
    AXXENT, Inc. Class B    11/08/99-3/27/00   $6,638,195    $     --            --%
    Wysdom, Inc.                 2/22/00        1,915,200     156,240          0.11
                                               ----------    --------     -------------
                                               $8,553,395    $156,240          0.11%
                                               ==========    ========     =============

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                        FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                         DECEMBER 31, 2001       DECEMBER 31, 2000
                                         -----------------       -----------------
  Shares sold                                 225,918,801          137,242,818
  Shares issued in reinvestment of
    dividends and distributions                        --            6,063,980
  Shares redeemed                            (252,298,227)        (135,782,063)
                                             ------------         ------------
  Net increase (decrease)                     (26,379,426)           7,524,735
                                             ============         ============

NOTE 7. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and Post-October losses, and excise tax regulations.

     There were no distributions in the year ended December 31, 2001.

     At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

       Undistributed ordinary income           $          --
       Capital loss carryovers                   (92,606,907)
       Unrealized depreciation                   (14,953,827)
                                               -------------
                                               $(107,560,734)
                                               =============

     At December 31, 2001, the Portfolio had capital loss carryovers available to offset possible future capital gains of $92,606,907 expiring in 2009.

     Pursuant to federal income tax regulations applicable to investment companies, the Portfolio has elected to treat net capital losses realized between November 1 and December 31, 2001 as occurring on the first day of the following tax year. For the year ended December 31, 2001, $5,422,599 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002.

     At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $8,223,249 and $23,177,076, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

     At December 31, 2001, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments and foreign currency transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, net operating losses and in-kind distributions for shareholder redemptions. The Portfolio reclassified $2,248,348 and $(799,467) from accumulated net realized gain (loss) from investments and foreign currency transactions to capital contributions and accumulated undistributed net investment income, respectively. $67,044 was reclassified from accumulated undistributed net investment income to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of International Focus Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the International Focus Portfolio (formerly the International Equity Portfolio, the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                          TERM                                    NUMBER OF
                                          OF OFFICE(1)                            PORTFOLIOS IN
                                          AND                                     FUND
                           POSITION(S)    LENGTH          PRINCIPAL               COMPLEX               OTHER
                           HELD WITH      OF TIME         OCCUPATION(S) DURING    OVERSEEN BY           DIRECTORSHIPS
  NAME, ADDRESS AND AGE    TRUST          SERVED          PAST FIVE YEARS         TRUSTEE               HELD BY TRUSTEE
  ---------------------    ----------     -----------     --------------------    --------------        ---------------
  INDEPENDENT TRUSTEES

  Richard H. Francis       Trustee and    Since           Currently retired;      59                    Director of
  40 Grosvenor Road        Audit          2000            Executive Vice                                The Indonesia
  Short Hills, New Jersey  Committee                      President and                                 Fund, Inc.
  07078                    Member                         Chief Financial
                                                          Officer of Pan Am
  Age: 68                                                 Corporation and
                                                          Pan American
                                                          World Airways,
                                                          Inc. from 1988 to
                                                          1991

  Jack W. Fritz            Trustee and    Since           Private investor;       59                    Director of
  2425 North Fish Creek    Audit          Portfolio       Consultant and                                Advo, Inc.
  Road                     Committee      Inception       Director of Fritz                             (direct mail
  P.O. Box 1287            Member                         Broadcasting, Inc.                            advertising)
  Wilson, Wyoming 83014                                   and Fritz
                                                          Communications
  Age: 73                                                 (developers and
                                                          operators of radio
                                                          stations) since
                                                          1987

  Jeffrey E. Garten        Trustee and    Since           Dean of Yale            59                    Director of
  Box 208200               Audit          1998            School of                                     Aetna, Inc.;
  New Haven, Connecticut   Committee                      Management and                                Director of
  06520-8200               Member                         William S. Beinecke                           Calpine Energy
                                                          Professor in the                              Corporation
  Age: 54                                                 Practice of
                                                          International
                                                          Trade and Finance;
                                                          Undersecretary of
                                                          Commerce for
                                                          International Trade
                                                          from November 1993
                                                          to October 1995;
                                                          Professor at
                                                          Columbia University
                                                          from September
                                                          1992 to November
                                                          1993

----------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                          TERM                                        NUMBER OF
                                          OF OFFICE(1)                                PORTFOLIOS IN
                                          AND                                         FUND
                           POSITION(S)    LENGTH          PRINCIPAL                   COMPLEX           OTHER
                           HELD WITH      OF TIME         OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE    TRUST          SERVED          PAST FIVE YEARS             TRUSTEE           HELD BY TRUSTEE
  ---------------------    ----------     -----------     --------------------        --------------    ---------------

  Peter F. Krogh           Trustee and    Since           Dean Emeritus and           59                Member of
  301 ICC                  Audit          2001            Distinguished Professor                       Board
  Georgetown University    Committee                      of International Affairs                      of The Carlisle
  Washington, DC 20057     Member                         at the Edmund A.                              Companies Inc.;
                                                          Walsh School of                               Member of
  Age: 64                                                 Foreign Service,                              Selection
                                                          Georgetown University;                        Committee
                                                          Moderator of PBS                              for Truman
                                                          foreign affairs television                    Scholars and
                                                          series                                        Henry Luce
                                                                                                        Scholars;
                                                                                                        Senior
                                                                                                        Associate
                                                                                                        of
                                                                                                        Center
                                                                                                        for
                                                                                                        Strategic
                                                                                                        and
                                                                                                        International
                                                                                                        Studies;
                                                                                                        Trustee
                                                                                                        of
                                                                                                        numerous
                                                                                                        world
                                                                                                        affairs
                                                                                                        organizations

  James S. Pasman, Jr.     Trustee and    Since           Currently retired;          59                Director of
  29 The Trillium          Audit          2000            President and Chief                           Education
  Pittsburgh, Pennsylvania Committee                      Operating Officer of                          Management
  15238                    Member                         National InterGroup,                          Corp., Tyco
                                                          Inc. from April 1989                          International
  Age: 70                                                 to March 1991;                                Ltd.; Credit
                                                          Chairman of Permian                           Suisse Asset
                                                          Oil Co. from April 1989                       Management
                                                          to March 1991                                 Income Fund,
                                                                                                        Inc.; Trustee of
                                                                                                        Credit Suisse
                                                                                                        High Yield Bond
                                                                                                        Fund; Deutsche
                                                                                                        VIT Funds,
                                                                                                        overseeing six
                                                                                                        portfolios

                                          TERM                                        NUMBER OF
                                          OF OFFICE(1)                                PORTFOLIOS IN
                                          AND                                         FUND
                           POSITION(S)    LENGTH          PRINCIPAL                   COMPLEX           OTHER
                           HELD WITH      OF TIME         OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE    TRUST          SERVED          PAST FIVE YEARS             TRUSTEE           HELD BY TRUSTEE
  ---------------------    ----------     -----------     --------------------        --------------    ---------------

  Steven N. Rappaport      Trustee and    Since           President of Loanet,        59                Director of
  Loanet, Inc.             Audit          2000            Inc. (on-line accounting                      The First Israel
  40 East 52nd Street      Committee                      service) since 1997;                          Fund, Inc.
  New York, New York       Chairman                       Executive Vice
  10022                                                   President of Loanet,
                                                          Inc. from 1994 to 1997;
  Age: 52                                                 Director, President, North
                                                          American Operations,
                                                          and former Executive
                                                          Vice President from
                                                          1992 to 1993 of
                                                          Worldwide Operations
                                                          of Metallurg Inc.;
                                                          Executive Vice
                                                          President, Telerate, Inc.
                                                          from 1987 to 1992;
                                                          Partner in the law firm
                                                          of Hartman & Craven until
                                                          1987

  INTERESTED TRUSTEE

  William W. Priest(2)     Trustee        Since           Senior Partner and          59                Director of The
  Steinberg Priest                        1999            Fund Manager,                                 Brazilian Equity
  Capital Management                                      Steinberg                                     Fund, Inc.; The
  12 East 49th Street                                     Priest Capital                                Chile Fund, Inc.;
  12th Floor                                              Management since                              The Emerging
  New York, New York                                      March 2001; Chairman                          Markets Tele-
  10017                                                   and Managing                                  communications
                                                          Director of CSAM                              Fund, Inc.; The
  Age: 59                                                 from 2000 to                                  First Israel Fund,
                                                          February 2001, Chief                          Inc.; The Latin
                                                          Executive Officer and                         American Equity
                                                          Managing Director of                          Fund, Inc.; The
                                                          CSAM from 1990 to                             Indonesia Fund,
                                                          2000                                          Inc.; and Credit
                                                                                                        Suisse Asset
                                                                                                        Management
                                                                                                        Income Fund,
                                                                                                        Inc.

----------
(2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                           TERM                                       NUMBER OF
                                           OF OFFICE(1)                               PORTFOLIOS IN
                                           AND                                        FUND
                           POSITION(S)     LENGTH         PRINCIPAL                   COMPLEX           OTHER
                           HELD WITH       OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE    TRUST           SERVED         PAST FIVE YEARS             OFFICER           HELD BY OFFICER
  ---------------------    ----------     -----------     --------------------        --------------    ---------------
  OFFICERS

  James P. McCaughan       Chairman        Since          Chief Executive Officer        N/A                N/A
  Credit Suisse Asset                      2000           and Managing Director
  Management, LLC                                         of CSAM; Associated
  466 Lexington Avenue                                    with CSAM since
  New York, New York                                      2000; President and
  10017-3147                                              Chief Operating Officer
                                                          of Oppenheimer Capital
  Age: 47                                                 from 1998 to 1999;
                                                          President and Chief
                                                          Executive Officer of
                                                          UBS Asset
                                                          Management (New
                                                          York) Inc. from 1996
                                                          to 1998; Functional
                                                          Advisor (Institutional
                                                          Asset Management)
                                                          of Union Bank of
                                                          Switzerland from
                                                          1994 to 1996

  Hal Liebes, Esq.         Vice President  Since          Managing Director and          N/A                N/A
  Credit Suisse Asset      and Secretary   1999           General Counsel of
  Management, LLC                                         CSAM; Associated with
  466 Lexington Avenue                                    Lehman Brothers, Inc.
  New York, New York                                      from 1996 to 1997;
  10017-3147                                              Associated with CSAM
                                                          from 1995 to 1996;
  Age: 36                                                 Associated with CS
                                                          First Boston Investment
                                                          Management from 1994
                                                          to 1995; Associated with
                                                          Division of Enforcement,
                                                          U.S. Securities and
                                                          Exchange Commission
                                                          from 1991 to 1994

  Michael A. Pignataro     Treasurer and   Since          Director and Director          N/A                N/A
  Credit Suisse Asset      Chief Financial 1999           of Fund Administration
  Management, LLC          Officer                        of CSAM; Associated
  466 Lexington Avenue                                    with CSAM since 1984
  New York, New York
  10017-3147

  Age: 42

                                               TERM                                       NUMBER OF
                                               OF OFFICE(1)                               PORTFOLIOS IN
                                               AND                                        FUND
                               POSITION(S)     LENGTH         PRINCIPAL                   COMPLEX           OTHER
                               HELD WITH       OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE        TRUST           SERVED         PAST FIVE YEARS             OFFICER           HELD BY OFFICER
  ---------------------        ----------     -----------     --------------------        --------------    ---------------

  Gregory N. Bressler, Esq.    Assistant       Since          Vice President and              N/A            N/A
  Credit Suisse Asset          Secretary       2000           Legal Counsel of CSAM
  Management, LLC                                             since January 2000;
  466 Lexington Avenue                                        Associated with the
  New York, New York                                          law firm of Swidler
  10017-3147                                                  Berlin Shereff Friedman
                                                              LLP from 1996 to 2000
  Age: 35

  Stuart J. Cohen, Esq.        Assistant       Since          Vice President and Legal        N/A            N/A
  Credit Suisse Asset          Secretary       1997           Counsel of CSAM;
  Management, LLC                                             Associated with CSAM
  466 Lexington Avenue                                        since Credit Suisse
  New York, New York                                          acquired the Funds'
  10017-3147                                                  predecessor adviser
                                                              in July 1999; with
  Age: 32                                                     the predecessor adviser
                                                              since 1997; Associated
                                                              with the law firm of
                                                              Gordon Altman Butowsky
                                                              Weitzen Shalov & Wein
                                                              from 1995 to 1997

  Rocco A. DelGuercio          Assistant       Since          Vice President and              N/A            N/A
  Credit Suisse  Asset         Treasurer       1999           Administrative Officer of
  Management, LLC                                             CSAM; Associated with
  466 Lexington Avenue                                        CSAM since June 1996;
  New York, New York                                          Assistant Treasurer,
  10017-3147                                                  Bankers Trust Corp.--
                                                              Fund Administration
  Age: 38                                                     from March 1994 to June
                                                              1996; Mutual Fund
                                                              Accounting Supervisor,
                                                              Dreyfus Corporation from
                                                              April 1987 to March 1994

                                           TERM                                       NUMBER OF
                                           OF OFFICE(1)                               PORTFOLIOS IN
                                           AND                                        FUND
                           POSITION(S)     LENGTH         PRINCIPAL                   COMPLEX           OTHER
                           HELD WITH       OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE    TRUST           SERVED         PAST FIVE YEARS             OFFICER           HELD BY OFFICER
  ---------------------    ----------     -----------     --------------------        --------------    ---------------
  Joseph Parascondola      Assistant       Since          Assistant Vice                  N/A              N/A
  Credit Suisse Asset      Treasurer       2001           President-- Fund
  Management, LLC                                         Administration of
  466 Lexington Avenue                                    CSAM since April
  New York, New York                                      2000; Assistant Vice
  10017-3147                                              President, Deutsche
                                                          Asset Management
  Age: 38                                                 from January 1999
                                                          to April 2000; Assistant
                                                          Vice President, Weiss,
                                                          Peck & Greer LLC
                                                          from November 1995
                                                          to December 1998

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

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                                  800-222-8977

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